Form N-1A Cover	Oct. 21, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GABELLI ETFs TRUST
Entity Central Index Key	0001748425
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 21, 2025
Prospectus Date	Oct. 21, 2025